Note 6. Common Stock	6 Months Ended
Nov. 30, 2012
Notes
Note 6. Common Stock

Note 6.   Common Stock

The Company has authorized 65,000,000 shares of $0.001 par value common stock, of which 4,766,698 shares are issued and outstanding as at November 30, 2012 and 10,000,000 shares of par value $0.001 shares of preferred stock, of which none was outstanding as at November 30, 2012.

On October 22, 2010, the Company issued 2,866,698 shares at $0.005 per share for cash of $14,333.

During the fourth quarter of fiscal year ended May 31, 2011, the Company sold shares to third party investors for cash at $0.02 per share for $38,000.